Fees Summary	Sep. 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,983,724,500.00
Previously Paid Amount	0.00
Total Fee Amount	763,008.22
Total Offset Amount	0.00
Net Fee	763,008.22
Narrative - Max Aggregate Offering Price	$ 4,983,724,500.00
Final Prospectus	true